Schedule of Operating Lease Activities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Leases
Amortization	$ 521,801	$ 695,735
Interest of lease liabilities	18,199	24,265
Total operating lease expenses	$ 540,000	$ 720,000